Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Incremental Lifetime ECL Impact) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,847	$ 1,953
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	6,183	5,631
Stage One And Two [Member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 8,030	$ 7,584